OPERATING SEGMENTS - Financial information of the total assets and liabilities by operating segment (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
OPERATING SEGMENTS
TOTAL ASSETS	$ 379,752,380	[1]	$ 372,215,382
TOTAL LIABILITIES	338,756,746	[1]	327,631,107
Discontinued operations
OPERATING SEGMENTS
TOTAL ASSETS	40,309,257
TOTAL LIABILITIES	34,416,684
Operating Segments
OPERATING SEGMENTS
TOTAL ASSETS	440,179,717		415,317,539
TOTAL LIABILITIES	350,845,541		341,655,087
Operating Segments | Banking Colombia
OPERATING SEGMENTS
TOTAL ASSETS	268,613,654		266,515,464
TOTAL LIABILITIES	241,194,742		222,388,179
Operating Segments | Banking Panama
OPERATING SEGMENTS
TOTAL ASSETS			45,964,767
TOTAL LIABILITIES			41,132,907
Operating Segments | Banking Panama | Discontinued operations
OPERATING SEGMENTS
TOTAL ASSETS	39,538,249
TOTAL LIABILITIES	35,059,304
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
TOTAL ASSETS	25,916,845		26,670,513
TOTAL LIABILITIES	23,452,205		23,889,120
Operating Segments | Banking Guatemala
OPERATING SEGMENTS
TOTAL ASSETS	24,413,292		27,332,834
TOTAL LIABILITIES	22,331,358		25,018,466
Operating Segments | International Banking
OPERATING SEGMENTS
TOTAL ASSETS	23,693,417		35,272,842
TOTAL LIABILITIES	21,502,643		24,248,959
Operating Segments | Leases
OPERATING SEGMENTS
TOTAL ASSETS	11,150,070		10,182,907
TOTAL LIABILITIES	4,849,872		4,573,121
Operating Segments | All other segments
OPERATING SEGMENTS
TOTAL ASSETS	46,854,190		3,378,212
TOTAL LIABILITIES	2,455,417		404,335
Adjustments for consolidation
OPERATING SEGMENTS
TOTAL ASSETS	(60,427,337)		(43,102,157)
TOTAL LIABILITIES	$ (12,088,795)		$ (14,023,980)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.